EATON VANCE LOW DURATION INCOME FUND

                                  SUPPLEMENT TO
                         PROSPECTUS DATED MARCH 1, 2005


1. THE FOLLOWING IS ADDED AS THE THIRD PARAGRAPH TO "ACTIVE MANAGEMENT TECHNIQUES" UNDER "INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS":

Investment Grade Income Portfolio may purchase or sell credit derivatives, which are instruments that derive their value from the credit risk of a particular entity or entities and are rated investment grade by S&P or Moody's. The use of credit derivatives is intended to enhance return, reduce risk, or as a substitute for the purchase or sale of securities. Transactions in credit derivatives may include credit default swaps, total return swaps or credit options. These derivatives may be related to a single reference entity or obligations, a group of entities, or an index. Transactions in credit derivatives involve the risk of loss due to unanticipated adverse changes in security prices, interest rates, or the perception of credit quality, market volatility, default by the counterparty, or portfolio management constraints on securities subject to such transactions. The Fund may incur transaction costs, typically related to bid/offer spread and opening and closing derivatives positions. There can be no assurance the investment adviser's use of credit derivatives will be advantageous, and it is possible to lose money on these investments.

2. THE FOLLOWING IS ADDED TO "MANAGEMENT" UNDER "MANAGEMENT AND ORGANIZATION":

The Statement of Additional Information provides information regarding the basis for the Trustees approval of the Fund's investment advisory agreement.

3. THE FOLLOWING IS ADDED "CHOOSING A SHARE CLASS" UNDER "PURCHASING SHARES":

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class B shares held within the purchasing shareholder's account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of Class B shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class C shares held within the purchasing shareholder's account) is $100,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of Class C shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

4. THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF "PAYMENTS TO INVESTMENT DEALERS" UNDER "PURCHASING SHARES":

In connection with sales of Fund shares, an investment dealer may receive sales charges and Fund distribution and/or service fees as described below. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

5. THE  FOLLOWING  REPLACES  THE  THIRD  FROM THE LAST  PARAGRAPH  UNDER  "SALES
CHARGES":

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.


May 2, 2005                                                                LDFPS

                      EATON VANCE LOW DURATION INCOME FUND

                                  SUPPLEMENT TO
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2005


1. THE FOLLOWING IS ADDED AS THE SECOND PARAGRAPH TO "CREDIT DEFAULT SWAPS AND CREDIT LINKED NOTES" UNDER "STRATEGIES AND RISKS":

In addition, Investment Grade Income Portfolio may invest in credit derivatives (which are instruments that derive their value from the credit risks of an entity or group of entities) may be purchased or sold to enhance return, to hedge against fluctuations in securities prices, interest rates and market conditions, or as a substitute for the purchase and sale of securities. From time to time the Fund may use credit derivatives to gain a particular exposure to credit risk. Credit derivatives utilized may include credit default swaps, total return swaps or OTC options, where the reference entity (or obligation) is a single entity, a group of entities or an index. The reference entity or entities may be a corporation, the federal government and any of its agencies or instrumentalities, and foreign governments or any of their agencies or instrumentalities. The credit rating of the reference entity will be limited to a rating of BBB or higher by a nationally recognized statistical rating organization. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2. THE FOLLOWING IS ADDED TO "MANAGEMENT AND ORGANIZATION":

Effective April 29, 2005, Benjamin C. Esty and Ralph F. Verni were elected noninterested Trustees. The following amends the biographical information in the Trustees' table under "Management and Organization".

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex       Other
                         Position(s) with the   Term of Office and   Principal Occupations(s)       Overseen By   Directorships
Name and Date of Birth          Trust           Length of Service     During Past Five Years        Trustee(1)        Held
----------------------   --------------------   ------------------   ------------------------      -------------  -------------
NONINTERESTED TRUSTEES

 BENJAMIN C. ESTY        Trustee                Since 2005            Professor, Harvard University    135        None
 1/2/63                                                               Graduate School of Business
                                                                      Administration (since 2003).
                                                                      Formerly, Associate Professor,
                                                                      Harvard University Graduate
                                                                      School of Business
                                                                      Administration (2000-2003).

 RALPH F. VERNI          Trustee                Since 2005            Consultant and private           135       Director of W.P.
 1/26/43                                                              investor (since 2000). Formerly            Carey & Company LLC
                                                                      President and Chief Executive              (manager of real
                                                                      Officer, Redwood Investment                estate investment
                                                                      Systems, Inc. (software                    trusts)
                                                                      developer (2000).  Formerly,
                                                                      President and Chief Executive
                                                                      Officer, State Street Research
                                                                      & Management (investment
                                                                      adviser), SSRM Holdings (parent
                                                                      of State Street Research &
                                                                      Management), and SSR Realty
                                                                      (institutional realty manager)
                                                                      (1992-2000).

(1)  Includes both master and feeder funds in a master-feeder structure.

In connection with the appointment of new Trustees, the members of the Audit Committee and Special Committee have changed. The new Committee members are as follows:

Audit Committee: Messrs. Reamer (Chair), Hayes, Park, Verni and Ms. Stout.

Special Committee: Messrs. Hayes (Chair), Esty, Park, Pearlman, Reamer and Ms. Stout.


May 2, 2005

                        EATON VANCE STRATEGIC INCOME FUND

                                  SUPPLEMENT TO
                         PROSPECTUS DATED MARCH 1, 2005


1. THE FOLLOWING IS ADDED AS THE SECOND PARAGRAPH TO "INVESTMENT GRADE INCOME PORTFOLIO" UNDER "INVESTING IN OTHER INVESTMENT COMPANIES":

Investment Grade Income Portfolio may purchase or sell credit derivatives, which are instruments that derive their value from the credit risk of a particular entity or entities and are rated investment grade by S&P or Moody's. The use of credit derivatives is intended to enhance return, reduce risk, or as a substitute for the purchase or sale of securities. Transactions in credit derivatives may include credit default swaps, total return swaps or credit options. These derivatives may be related to a single reference entity or obligations, a group of entities, or an index. Transactions in credit derivatives involve the risk of loss due to unanticipated adverse changes in security prices, interest rates, or the perception of credit quality, market volatility, default by the counterparty, or portfolio management constraints on securities subject to such transactions. The Fund may incur transaction costs, typically related to bid/offer spread and opening and closing derivatives positions. There can be no assurance the investment adviser's use of credit derivatives will be advantageous, and it is possible to lose money on these investments.

2. THE FOLLOWING IS ADDED TO "MANAGEMENT" UNDER "MANAGEMENT AND ORGANIZATION":

The Statement of Additional Information provides information regarding the basis for the Trustees approval of the Fund's investment advisory agreement.

3. THE FOLLOWING IS ADDED TO "CHOOSING A SHARE CLASS" UNDER "PURCHASING SHARES":

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class B shares held within the purchasing shareholder's account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of Class B shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Class C shares held within the purchasing shareholder's account) is $100,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of Class C shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

4. THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF "PAYMENTS TO INVESTMENT DEALERS" UNDER "PURCHASING SHARES":

In connection with sales of Fund shares, an investment dealer may receive sales charges and Fund distribution and/or service fees as described below. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

5. THE  FOLLOWING  REPLACES  THE  THIRD  FROM THE LAST  PARAGRAPH  UNDER  "SALES
CHARGES":

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.


May 2, 2005                                                                 SIPS

                        EATON VANCE STRATEGIC INCOME FUND

                                  SUPPLEMENT TO
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2005


1. THE FOLLOWING IS ADDED AS THE SECOND PARAGRAPH TO "CREDIT DEFAULT SWAPS" UNDER "STRATEGIES AND RISKS":

In addition, Investment Grade Income Portfolio may invest in credit derivatives (which are instruments that derive their value from the credit risks of an entity or group of entities) may be purchased or sold to enhance return, to hedge against fluctuations in securities prices, interest rates and market conditions, or as a substitute for the purchase and sale of securities. From time to time the Fund may use credit derivatives to gain a particular exposure to credit risk. Credit derivatives utilized may include credit default swaps, total return swaps or OTC options, where the reference entity (or obligation) is a single entity, a group of entities or an index. The reference entity or entities may be a corporation, the federal government and any of its agencies or instrumentalities, and foreign governments or any of their agencies or instrumentalities. The credit rating of the reference entity will be limited to a rating of BBB or higher by a nationally recognized statistical rating organization. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative, at terms specified at the initiation of the option. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2. THE FOLLOWING IS ADDED TO "MANAGEMENT AND ORGANIZATION":

Effective April 29, 2005, Benjamin C. Esty and Ralph F. Verni were elected noninterested Trustees. The following amends the biographical information in the Trustees' table under "Management and Organization".

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex       Other
                         Position(s) with the   Term of Office and   Principal Occupations(s)       Overseen By   Directorships
Name and Date of Birth          Trust           Length of Service     During Past Five Years        Trustee(1)        Held
----------------------   --------------------   ------------------   ------------------------      -------------  -------------
NONINTERESTED TRUSTEES

 BENJAMIN C. ESTY        Trustee                Since 2005            Professor, Harvard University    135        None
 1/2/63                                                               Graduate School of Business
                                                                      Administration (since 2003).
                                                                      Formerly, Associate Professor,
                                                                      Harvard University Graduate
                                                                      School of Business
                                                                      Administration (2000-2003).

 RALPH F. VERNI          Trustee                Since 2005            Consultant and private           135       Director of W.P.
 1/26/43                                                              investor (since 2000). Formerly            Carey & Company LLC
                                                                      President and Chief Executive              (manager of real
                                                                      Officer, Redwood Investment                estate investment
                                                                      Systems, Inc. (software                    trusts)
                                                                      developer (2000).  Formerly,
                                                                      President and Chief Executive
                                                                      Officer, State Street Research
                                                                      & Management (investment
                                                                      adviser), SSRM Holdings (parent
                                                                      of State Street Research &
                                                                      Management), and SSR Realty
                                                                      (institutional realty manager)
                                                                      (1992-2000).

(1)  Includes both master and feeder funds in a master-feeder structure.

In connection with the appointment of new Trustees, the members of the Audit Committee and Special Committee have changed. The new Committee members are as follows:

Audit Committee: Messrs. Reamer (Chair), Hayes, Park, Verni and Ms. Stout.

Special Committee: Messrs. Hayes (Chair), Esty, Park, Pearlman, Reamer and Ms. Stout.


May 2, 2005